Nature of Operations and Summary of Significant Accounting Policies: Allowance For Doubtful Accounts. (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Details
Allowance for Doubtful Accounts Receivable	$ 0	$ 0